                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479
                                                     ---------

      O'Connor Fund of Funds: Event LLC (formerly, UBS Event Fund, L.L.C.)
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2011
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

                                                                                                                             Dollar
                                                                                                                           Amount of
                                                                 Realized and                                             Fair Value
                                                                  Unrealized                                               for First
                                                          % of   Gain/(Loss)     Initial                       First      Available
                                                        Members'     from      Acquisition                   Available    Redemption
       Investment Fund             Cost     Fair Value   Capital Investments      Date      Liquidity (a)  Redemption (b)     (b)
------------------------------ ----------- ------------ -------- ------------  ----------- --------------- -------------- ----------
DISTRESSED/CREDIT
Harbinger Capital Partners
   Fund I, L.P., Class L (c)   $    70,420 $    296,162   0.23   $      2,632     5/1/2002       N/A
Harbinger Class PE Holdings
   (US) Trust (c)                2,822,991    1,818,530   1.42       (237,269)    5/1/2002       N/A
Marathon Distressed
   Subprime Fund, L.P.           2,301,183    3,352,881   2.61        514,785     9/1/2007 Every 18 Months
Normandy Hill Fund, L.P. (d)     5,000,000    4,987,375   3.88         28,247     7/1/2010    Quarterly
                               ----------- ------------ -------- ------------
   Distressed/Credit Subtotal  $10,194,594 $ 10,454,948   8.14%  $    308,395

LONG/SHORT EQUITY
Cevian Capital II, L.P.,
   Class C (d)                   3,000,000    3,025,272   2.36         25,272     1/1/2011   Anniversary
Ramius Value and Opportunity
   Fund, L.P. (d)                5,000,000    5,684,087   4.43        394,530    11/1/2010    Quarterly
Steel Partners Japan Strategic
   Fund, L.P. (c),(d),(e)          863,378      553,190   0.43        (53,099)    1/1/2006       N/A
The Children's Investment
   Fund, L.P., Class A (d)       3,308,736    5,400,063   4.20        547,408    11/1/2005 Every 36 Months
Trian Partners, L.P. (d)         7,546,694    8,538,426   6.65         65,289     1/1/2008    Quarterly
                               ----------- ------------ -------- ------------
   Long/Short Equity Subtotal  $19,718,808 $ 23,201,038  18.07%  $    979,400

MULTI-STRATEGY
Davidson Kempner Partners,
   L.P. (d)                      7,699,918    9,896,936   7.71        340,189    10/1/2006  Semi-Annually
OZ Domestic Partners,
   L.P. (d)                      4,437,125    9,600,902   7.48        545,508    10/1/2001     Annually
OZ Domestic Partners,
   L.P. (c)                      4,396,286    5,040,464   3.92       (254,303)   10/1/2001       N/A
                               ----------- ------------ -------- ------------
   Multi-Strategy Subtotal     $16,533,329 $ 24,538,302  19.11%  $    631,394

SPECIAL SITUATIONS
Brookdale International
   Partners, L.P. (f)            4,774,519   10,339,269   8.05        278,799     8/1/2005    Quarterly
Gracie Capital, L.P. (g)         1,980,616    2,000,789   1.56         57,574     1/1/2002       N/A
JANA Partners Qualified,
   L.P. (c)                        287,415      153,101   0.12              0     1/1/2006       N/A
JANA Piranha Fund, L.P.
   (c),(d),(e)                     350,273      329,265   0.26         23,301     3/1/2006       N/A
Mason Capital, L.P. (d)          9,091,778   10,096,981   7.86         86,459     1/1/2010     Annually
Pentwater Event Fund,
   L.L.C., Class E (d)           5,025,179    7,977,094   6.21        704,616    10/1/2007     Annually
Roundkeep Global Fund,
   L.P. (d)                      7,000,000    7,113,801   5.54        139,491    12/1/2010    Quarterly
Senator Global Opportunity
   Fund, L.P. (d)                7,791,077    9,302,293   7.24        372,342     1/1/2010    Quarterly
Senator Global Opportunity
   Fund, L.P. (c)                  208,924      728,227   0.57         49,844     1/1/2010       N/A
Seneca Capital, L.P., SLV (g)    3,255,463    3,277,339   2.55         61,299    10/1/2001       N/A
                               ----------- ------------ -------- ------------
   Special Situations Subtotal $39,765,244 $ 51,318,159  39.96%  $  1,773,725

Redeemed Investment Funds               --           --     --        403,006
                               ----------- ------------ -------- ------------

Total                          $86,211,975 $109,512,447  85.28%  $  4,095,920
                               =========== ============ ======== ============

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)   Investment Funds with no dates or amounts can be redeemed in full.

(c) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(d)   Investment Funds categorized as Level 2 investments.

(e) The side pocket in the Investment Fund is expected to be fully liquidated within twelve months.

(f) The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund's investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 24 months.

(g) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2011.

                                  ASSETS TABLE

                                       Total Fair Value at
Description                               March 31, 2011     Level 1     Level 2       Level 3
------------------------------------   -------------------   -------   -----------   -----------
Distressed/Credit                      $        10,454,948   $    --   $ 4,987,375   $ 5,467,573
Long/Short Equity                               23,201,038        --    23,201,038            --
Multi-Strategy                                  24,538,302        --    19,497,838     5,040,464
Special Situations                              51,318,159        --    34,819,434    16,498,725
                                       -------------------   -------   -----------   -----------
Total Assets                           $       109,512,447   $    --   $82,505,685   $27,006,762
                                       -------------------   -------   -----------   -----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                           Change in
                                                           unrealized                              Net transfers in
                       Balance as of    Realized gain /   appreciation /                            and/or (out) of   Balance as of
Description          December 31, 2010      (loss)        depreciation    Purchases     Sales          Level 3       March 31, 2011
------------------   -----------------  ---------------  ---------------  ---------  ------------  ----------------  --------------
Distressed/Credit    $       2,665,839  $        88,962  $     (323,599)  $       -  $  (316,510)  $      3,352,881  $    5,467,573
Multi-Strategy               5,701,968               --        (254,303)          -     (407,201)                --       5,040,464
Special Situations          16,781,778            3,670         443,845           -     (730,568)                --      16,498,725
                     -----------------  ---------------  ---------------  ---------  ------------  ----------------  --------------
Total                $      25,149,585  $        92,632  $     (134,057)  $       -  $(1,454,279)  $      3,352,881  $   27,006,762
                     -----------------  ---------------  ---------------  ---------  ------------  ----------------  --------------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2011 is $(1,217,892).

The transfer into Level 3 investments in the amount of $3,352,881 is due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to March 31, 2011.

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

PORTFOLIO VALUATION

The Investment Funds in the distressed/credit strategy invest primarily in long and short credit, event-driven and capital structure arbitrage strategies in the high-yield distressed and high grade corporate debt instruments and their derivatives. Investment Funds within this strategy are generally subject to a 90
- 180 day redemption notice period. Investment Funds representing approximately 20 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets is expected over the next 24 months. The remaining approximately 80 percent of the Investment Funds in this strategy are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $3,352,881, transferred from Level 2 to Level 3 at the measurement date.

The Investment Funds in the long/short equity strategy invest in both long and short equity strategies. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 90 - 125 day redemption notice period. An Investment Fund representing approximately 2 percent of the fair value of the investments in this strategy is in a side pocket where the liquidation of assets is expected over the next 12 months. The remaining approximately 98 percent of the Investment Funds in this strategy are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in United States based securities. The management of these partnership's seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing approximately 21 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is expected over the next 24 - 36 months. The remaining approximately 79 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

The Investment Funds in the special situations strategy invest by diversifying across multiple strategies, and diversifying within strategies and hedge the risk of individual positions and the risk of the individual strategies as well as the residual risk of the entire portfolio. Investment Funds within this strategy are generally subject to a 60 - 100 day redemption notice period. Investment Funds representing approximately 13 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 87 percent

             O'CONNOR FUND OF FUNDS: EVENT LLC (FORMERLY UBS EVENT FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                  MARCH 31, 2011

of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM  2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  O'Connor Fund of Funds: Event LLC (formerly, UBS Event Fund,
              L.L.C.)


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.